Identifiable Intangible Assets and Goodwill - Finite-lived and Indefinite-lived Intangible Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		$ 81,205	$ 73,887
Finite-lived intangible assets, accumulated amortization	[1]	(49,040)	(46,381)
Finite-lived intangible assets, less accumulated amortization		32,165	27,506
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets		8,192	7,660
Intangible assets, gross carrying amount	[1]	89,396	81,547
Identifiable Intangible Assets, less Accumulated Amortization	[1],[2]	40,356	35,166
Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets		7,021	7,273
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets		1,171	387
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		77,613	70,946
Finite-lived intangible assets, accumulated amortization		(47,193)	(44,694)
Finite-lived intangible assets, less accumulated amortization		30,419	26,252
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		1,973	1,951
Finite-lived intangible assets, accumulated amortization		(928)	(855)
Finite-lived intangible assets, less accumulated amortization		1,044	1,096
Licensing Agreements And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		1,619	991
Finite-lived intangible assets, accumulated amortization		(918)	(832)
Finite-lived intangible assets, less accumulated amortization		$ 701	$ 159

[1]	The increase in Identifiable intangible assets, less accumulated amortization, is primarily due to assets acquired as part of the acquisition of Hospira and Baxter’s portfolio of marketed vaccines, partially offset by amortization, impairments and the impact of foreign exchange. For information about the assets acquired as part of the acquisition of Hospira and Baxter’s portfolio of marketed vaccines, see Note 2A. For information about impairments of intangible assets, see Note 4.
[2]	Amounts may not add due to rounding.